Fair Value Measurements - Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Mortgage loans held for sale, at fair value, Aggregate Fair Value	$ 139,950	$ 97,273
Mortgage loans held for sale, at fair value, Aggregate Unpaid Principal	134,639	96,875
Mortgage loans held for sale, at fair value, Aggregate Fair Value Less Unpaid Principal	$ 5,311	$ 398